Revenue - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract liabilities, current	$ 2,287	$ 660
Contract liabilities, noncurrent	631
Total	2,918	660
Contract with Customer, Liability [Roll Forward]
Beginning balance	660	950
Revenue recognized that was included in the contract liabilities beginning balance	(570)	(450)
Increase due to invoices issued on performance obligations not yet satisfied during the period	2,828	160
Ending balance	$ 2,918	$ 660